Business combination	12 Months Ended
Dec. 31, 2021
Business combination
Business combination

5.    Business combination

(a)     Acquisition of Bigo

Immediately prior to this acquisition, the Company held 31.7% of equity interest of Bigo, a company which is primarily engaged in the video and audio broadcast business through its live-streaming applications and platforms all over the world. The Company had a contingent redemption right on its investment in Bigo, therefore the interest held by the Company did not meet the definition of in-substance common stock under ASC 323. As the investment in Bigo did not have readily determinable fair value, it was accounted for as an investment at cost less impairments, adjusted by observable price changes.

In February 2019, the Group entered into a share purchase agreement with Bigo and its shareholders and the transaction was completed on March 4, 2019. Under the agreement, the Group agreed to purchase all outstanding shares of Bigo that were not already owned by the Group. Pursuant to the agreement, the Company paid US$343.1 million in cash and issued 305,127,046 Class A common shares, which were outstanding, and 38,326,579 Class B common shares of the Company to Bigo’s selling shareholders. In addition, the Company has also issued 8,761,450 Class A common shares for future grants to employees as share-based awards. The acquisition was completed on March 4, 2019 and is accounted for as a business combination. The Group believed that the acquisition of Bigo helped the Group create enhanced live streaming content, expand global footprint and offer world-class user experiences for global user community. Upon the completion of the acquisition, Bigo became a wholly-owned subsidiary of the Group.

The following table summarizes the components of the purchase consideration transferred based on the closing price of the Company’s common share as of the acquisition date:

As of acquisition date
US$

Cash	343,062
Fair value of common shares issued	1,149,073
Fair value of previously held equity interest in Bigo	849,700
Elimination of preexisting amounts due from Bigo	48,174
Total consideration	2,390,009

The fair value of common shares issued above does not include post-acquisition share-based compensation amounting to US$88,047. Out of the 305,127,046 Class A common shares issued and outstanding, 38,042,760 shares are for the replacement awards to Bigo’s employees to replace their original share-based awards. The post-acquisition share-based compensation of US$88,047 are share-based compensation subject to continuous employment and will be recognized as share-based compensation expenses over the remaining required service period.

Immediately before the acquisition, the amounts due from Bigo to the Company amounted to US$48,174. This amount due from Bigo was effectively eliminated upon the acquisition. The amount of the preexisting amounts due from Bigo of US$48,174 was included as part of the consideration.

In accordance with ASC 805, the Company’s previously held equity interest in Bigo was re-measured to fair value on the acquisition date, and a re-measurement gain of US$396,094 was recognized as gain on fair value changes of investments. Acquisition-related costs of US$4,036 was recognized as general and administrative expenses.

5.    Business combination (continued)

(a)     Acquisition of Bigo (continued)

The acquisition was accounted for as a business combination. The Group made estimates and judgements in determining the fair value of the assets acquired and liabilities assumed with the assistance from an independent valuation firm. The consideration was allocated on the acquisition date as follows:

	As of acquisition date	Amortization period
	US$

Net tangible assets acquired:
-Cash and cash equivalents, restricted cash and cash equivalents and restricted short-term deposits	95,965
-Accounts receivables	57,647
-Other current assets	7,820
-Property and equipment, net	43,853
-Other non-current assets	26,076
Identifiable intangible assets acquired:
-Trademark	358,000	10 years
-Customer relationships	153,200	3 years
-Non-compete agreement	12,100	1 year
-Others	924
Accrued liabilities and other liabilities	(172,539)
Deferred tax liabilities	(47,258)
Goodwill	1,854,221
Total	2,390,009

The Company estimated the fair value of acquired trademark using the relief from royalty method. The value is estimated as the present value of the after-tax cost savings at an appropriate discount rate. In terms of the fair value of the acquired customer relationships, the excess earnings method was used. The value is estimated as the present value of the revenues calculated at an appropriate discount rate. The Company’s determination of the fair values of acquired trademark and customer relationships acquired involved the use of estimates and assumptions related to revenue growth rates, royalty rates, discount rates and attrition rates.

The goodwill was mainly attributable to intangible assets that cannot be recognized separately as identifiable assets under U.S. GAAP, and mainly comprised (a) the assembled work force and (b) the expected future growth, enhancing world-class user experiences and expansion in global markets as a result of the synergy resulting from the acquisition. The goodwill recognized was not expected to be deductible for income tax purpose.

5.    Business combination (continued)

(a)     Acquisition of Bigo (continued)

Pro forma information of the acquisition

The following unaudited pro forma information summarizes the results of operations for the year ended December 31, 2019 of the Company as if the acquisition had occurred on January 1, 2019. The unaudited pro forma information includes: (i) amortization associated with estimates for the acquired intangible assets and corresponding deferred tax liability; (ii) recognition of the post-combination share-based compensation; (iii) removal of the transaction costs related to the acquisition; (iv) removal of the remeasurement gain of JOYY’s previously held interests in Bigo; (v) removal of fair value loss on derivative liabilities related to Bigo’s preferred shares; (vi) elimination of transaction between Bigo and the Company and (vii) the associated tax impact on these unaudited pro forma adjustments. The following pro forma financial information is presented for informational purpose only and is not necessarily indicative of the results that would have occurred had the acquisition been completed on January 1, 2019, nor is it indicative of future operating results.

For the year ended December 31,
2019
US$

Pro forma net revenues	998,828
Pro forma net loss	(498,127)

The amounts of revenues and earnings of Bigo since the acquisition date are disclosed in Note 33 “Segment Reporting”.

(b)   Other acquisition

During the second quarter 2021, the Company completed the acquisition of additional equity interests of an acquiree which is a global online platform operating on online for comics and novels whose major operations and users are outside of China. The consideration for this acquisition was settled by cash of US$9.6 million and transfer of approximately 19% equity interests in a previously wholly owned subsidiary of the Company which operates a multiuser social networking platform outside of China, to the original shareholders the acquiree. The Company held 25% of equity interests in this acquiree before the acquisition and the fair value of the previously held equity interest is considered part of the consideration of the acquisition.

Upon completion of the transaction, the Company’s interest in the acquiree increased from 25% to 81% and started to consolidate the acquiree as a subsidiary with non-controlling interests.

The following table summarizes the components of the purchase consideration transferred based on the closing price of the Company’s common share as of the acquisition date:

As of acquisition date
US$

Cash	9,611
Fair value of subsidiary’s common share issued	53,810
Fair value of previously held equity interest in the acquiree	27,716
Total consideration	91,137

5.    Business combination (continued)

(b)   Other acquisition (continued)

The acquisition was accounted for as a business combination. The Group made estimates and judgements in determining the fair value of the assets acquired and liabilities assumed with the assistance from an independent valuation firm. The consideration was allocated on the acquisition date as follows:

	As of acquisition date	Amortization period
	US$

Net tangible assets acquired:
-Cash and cash equivalents	7,296
-Accounts receivables	1,376
-Other current assets	1,987
-Property and equipment, net	142
Identifiable intangible assets acquired:
-Technology	11,917	6 years
-Trademark	11,839	6 years
-Customer relationships	903	3 years
Accounts payable	(2,268)
Accrued liabilities and other liabilities	(1,579)
Deferred tax liabilities	(4,069)
Goodwill	84,925
Non-controlling interests	(21,332)
Total	91,137

The Company estimated the fair value of acquired technology using the excess earnings method. The value is estimated as the present value of the revenues calculated at an appropriate discount rate. In terms of the fair value of the acquired trademark, the relief from royalty method was used. The value is estimated as the present value of the after-tax cost savings at an appropriate discount rate. The Company’s determination of the fair values of acquired technology and trademark acquired involved the use of estimates and assumptions related to revenue growth rates, royalty rates, discount rates and attrition rates.

The goodwill was mainly attributable to intangible assets that cannot be recognized separately as identifiable assets under U.S. GAAP, and mainly comprised the assembled work force and the synergy resulting from the acquisition. The goodwill recognized was not expected to be deductible for income tax purpose.